Contingent liabilities	12 Months Ended
Jun. 30, 2024
Disclosure of contingent liabilities [abstract]
Contingent liabilities
Note 30. Contingent liabilities

In addition to PwC continuing in their capacity as receiver in respect of the Non-Recourse SPVs, a hearing was held in June 2023 in the Trial Court with respect to, among other things, claims brought by the lender, NYDIG, seeking remedies regarding the limited recourse equipment financing facilities entered into by the Non-Recourse SPVs. A judgement on those proceedings was delivered on 10 August 2023 which declared, among other things, that the transactions pursuant to hashpower services provided by the Non-Recourse SPVs to Iris Energy Limited (d/b/a IREN) to be void. On 21 August 2023, Iris Energy Limited (d/b/a IREN) and the Non-Recourse SPVs filed a notice to appeal the judgement. On 30 January 2024, NYDIG filed a notice of cross appeal with the Court of Appeal to appeal the dismissal of the substantive consolidation and oppression remedy relief that was dismissed. In particular, NYDIG sought an order that the substantive consolidation and oppression remedies be remitted to the Trial Court for consideration and reasons. On 27 June 2024, the Court of Appeal released its reasons for judgment. The Court of Appeal: (a) granted the appeal by the Non-Recourse SPVs and Iris Energy Limited (d/b/a IREN), finding that the intercompany transactions were not fraudulent conveyances (b) denied NYDIG’s cross-appeal by finding that there is no basis for appellate interference in relation to the Trial Court’s dismissal of NYDIG’s substantive consolidation claim; and (c) upheld NYDIG’s cross-appeal in part by finding that the application for relief in relation to the oppression remedy is remitted to the Trial Court for the judge for consideration. The matter has not been listed in the Trial Court as of the date of these consolidated financial statements.